Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities, at fair value:
Cost	$ 53,125.7	$ 44,736.8
Gross Unrealized Gains	13.9	387.4
Gross Unrealized Losses	(3,551.5)	(316.0)
Net Holding Period Gains (Losses)	(74.5)	7.5
Fair Value	$ 49,513.6	$ 44,815.7
% of Total Fair Value	92.50%	87.00%
Equity securities, at fair value:
Cost	$ 2,190.3	$ 2,835.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	1,844.4	3,862.5
Fair Value	$ 4,034.7	$ 6,698.4
% of Total Fair Value	7.50%	13.00%
Debt and Equity Securities, at Fair Value
Cost	$ 55,316.0	$ 47,572.7
Gross Unrealized Gains	13.9	387.4
Gross Unrealized Losses	(3,551.5)	(316.0)
Net Holding Period Gains (Losses)	1,769.9	3,870.0
Fair value	$ 53,548.3	$ 51,514.1
% of Total Fair Value	100.00%	100.00%
Other Receivable from Broker-Dealer and Clearing Organization	$ 34.4
Other Payables to Broker-Dealers and Clearing Organizations		$ 143.4
Securities held in consolidated non-insurance subsidiary	4,400.0	4,200.0
Nonredeemable preferred stocks
Equity securities, at fair value:
Cost	1,364.2	1,571.8
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	(151.0)	68.1
Fair Value	$ 1,213.2	$ 1,639.9
% of Total Fair Value	2.30%	3.20%
Common equities
Equity securities, at fair value:
Cost	$ 826.1	$ 1,264.1
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	1,995.4	3,794.4
Fair Value	$ 2,821.5	$ 5,058.5
% of Total Fair Value	5.20%	9.80%
Fixed maturities
Available-for-sale securities, at fair value:
Cost	$ 50,264.0	$ 43,794.2
Gross Unrealized Gains	13.9	387.4
Gross Unrealized Losses	(3,551.5)	(316.0)
Net Holding Period Gains (Losses)	(74.5)	7.5
Fair Value	$ 46,651.9	$ 43,873.1
% of Total Fair Value	87.10%	85.20%
Fixed maturities | U.S. government obligations
Available-for-sale securities, at fair value:
Cost	$ 26,770.7	$ 18,586.1
Gross Unrealized Gains	1.4	92.9
Gross Unrealized Losses	(1,604.7)	(190.8)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 25,167.4	$ 18,488.2
% of Total Fair Value	47.00%	35.90%
Fixed maturities | State and local government obligations
Available-for-sale securities, at fair value:
Cost	$ 2,180.0	$ 2,162.6
Gross Unrealized Gains	0.0	36.7
Gross Unrealized Losses	(202.9)	(14.0)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 1,977.1	$ 2,185.3
% of Total Fair Value	3.70%	4.20%
Fixed maturities | Foreign government obligations
Available-for-sale securities, at fair value:
Cost	$ 16.8	$ 17.9
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.3)	0.0
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 15.5	$ 17.9
% of Total Fair Value	0.10%	0.10%
Fixed maturities | Corporate debt securities
Available-for-sale securities, at fair value:
Cost	$ 10,125.8	$ 10,526.2
Gross Unrealized Gains	9.8	202.6
Gross Unrealized Losses	(676.1)	(33.4)
Net Holding Period Gains (Losses)	(46.8)	(3.3)
Fair Value	$ 9,412.7	$ 10,692.1
% of Total Fair Value	17.60%	20.70%
Fixed maturities | Residential mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 696.1	$ 787.7
Gross Unrealized Gains	0.3	2.3
Gross Unrealized Losses	(17.5)	(0.6)
Net Holding Period Gains (Losses)	(12.1)	0.6
Fair Value	$ 666.8	$ 790.0
% of Total Fair Value	1.20%	1.50%
Fixed maturities | Commercial mortgage-backed securities
Available-for-sale securities, at fair value:
Cost	$ 5,446.0	$ 6,561.0
Gross Unrealized Gains	1.5	38.9
Gross Unrealized Losses	(784.0)	(64.3)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 4,663.5	$ 6,535.6
% of Total Fair Value	8.70%	12.70%
Fixed maturities | Other asset-backed securities
Available-for-sale securities, at fair value:
Cost	$ 4,826.0	$ 4,981.8
Gross Unrealized Gains	0.9	13.3
Gross Unrealized Losses	(260.5)	(12.4)
Net Holding Period Gains (Losses)	(1.8)	(0.4)
Fair Value	$ 4,564.6	$ 4,982.3
% of Total Fair Value	8.50%	9.70%
Fixed maturities | Redeemable preferred stocks
Available-for-sale securities, at fair value:
Cost	$ 202.6	$ 170.9
Gross Unrealized Gains	0.0	0.7
Gross Unrealized Losses	(4.5)	(0.5)
Net Holding Period Gains (Losses)	(13.8)	10.6
Fair Value	$ 184.3	$ 181.7
% of Total Fair Value	0.30%	0.40%
Short-term investments
Available-for-sale securities, at fair value:
Cost	$ 2,861.7	$ 942.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 2,861.7	$ 942.6
% of Total Fair Value	5.40%	1.80%